UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2008 (Unaudited)

DWS International Value Opportunities Fund

	Shares	Value ($)

Common Stocks 90.7%
Australia 4.1%
Fortescue Metals Group Ltd.*	60,000	610,756
Northern Iron Ltd.*	100,000	415,773

(Cost $649,521)		1,026,529
Austria 2.5%
Oesterreichische Elektrizitaetswirtschafts AG "A"	7,000	591,340
Strabag SE*	538	42,620

(Cost $511,915)		633,960
Belgium 1.3%
Hamon SA* (Cost $330,384)	6,000	314,853

Brazil 2.0%
Petroleo Brasileiro SA (ADR) (Cost $336,945)	7,000	493,500
Canada 1.5%
Yamana Gold, Inc. (Cost $342,747)	25,000	386,473
France 4.2%
Cap Gemini SA	7,000	474,815
Total SA	6,500	567,203

(Cost $975,811)		1,042,018
Germany 23.8%
Allianz SE (Registered)	3,000	567,958
BASF SE	2,000	299,855
Daldrup & Soehne AG*	9,500	532,066
Demag Cranes AG	8,000	462,369
Deutsche Lufthansa AG (Registered)	15,000	389,015
Deutsche Post AG (Registered)	6,500	206,798
Deutsche Postbank AG	5,000	483,060
E.ON AG	2,000	425,529
INTERSEROH AG	6,500	645,169
Manz Automation AG*	1,800	490,061
Metro AG	6,000	441,708
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,000	562,404
Vossloh AG	3,000	434,521

(Cost $5,125,607)		5,940,513
Italy 2.9%
Eni SpA	9,000	366,566
Landi Renzo SpA	60,000	362,178

(Cost $634,079)		728,744
Japan 4.8%
Japan Tobacco, Inc.	70	339,974
Millea Holdings, Inc.	10,000	412,635
Mitsubishi Corp.	13,000	448,871

(Cost $1,176,190)		1,201,480
Netherlands 5.9%
Koninklijke (Royal) KPN NV	30,000	546,068
Koninklijke Vopak NV	7,000	509,881
Royal Dutch Shell PLC "A"	10,015	426,533

(Cost $1,356,172)		1,482,482
Norway 3.1%
Stepstone ASA*	110,000	347,010
Telenor ASA	20,000	434,007

(Cost $878,505)		781,017
Portugal 2.0%
Galp Energia, SGPS, SA "B" (Cost $446,044)	20,000	504,374
Russia 1.7%
Gazprom (ADR) (Cost $393,563)	7,000	422,800
Singapore 1.2%
Capitaland Ltd. (Cost $278,027)	60,000	288,642

Spain 5.4%
Iberdrola SA	20,000	288,747
Repsol YPF SA	10,000	413,830
Sociedad General de Aguas de Barcelona SA "A"	17,535	652,812

(Cost $1,366,295)		1,355,389
Sweden 1.8%
Boliden AB (Cost $455,107)	40,000	451,629
Switzerland 5.6%
Nestle SA (Registered)	1,000	491,724
UBS AG (Registered)*	11,000	264,908
Xstrata PLC	8,000	632,145

(Cost $1,204,393)		1,388,777
United Kingdom 12.3%
Anglo American PLC	5,095	345,069
BAE Systems PLC	40,000	359,137
British American Tobacco PLC	9,800	366,514
Centrica PLC	60,000	349,134
Compass Group PLC	70,000	519,986
CSR PLC*	30,000	187,195
De La Rue PLC	22,000	414,444
Vodafone Group PLC	170,000	546,382

(Cost $2,944,561)		3,087,861
United States 4.6%
Altria Group, Inc.	5,000	111,300
ENSCO International, Inc.	5,000	359,150
Philip Morris International, Inc.*	5,000	263,300
Raytheon Co.	5,000	319,300
Thomson Reuters PLC	3,200	103,261

(Cost $1,097,448)		1,156,311

Total Common Stocks (Cost $20,503,314)		22,687,352
Preferred Stocks 1.6%
Germany
Eurokai KGaA (Cost $282,807)	3,500	402,939
Rights 0.1%
Switzerland
UBS AG, Expiration date 6/17/2008* (Cost $21,507)	11,000	14,670
Cash Equivalents 11.6%
Cash Management QP Trust, 2.48% (a) (Cost $2,907,298)	2,907,298	2,907,298
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $23,714,926) †	104.0	26,012,259
Other Assets and Liabilities, Net	(4.0)	(1,011,115)

Net Assets	100.0	25,001,144

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.

†

The cost for federal income tax purposes was $23,722,535. At May 31, 2008, net unrealized appreciation for all securities based on tax cost was $2,289,724. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,634,769 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $345,045.

(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
At May 31, 2008, the DWS International Value Opportunities Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Common and Preferred Stocks
Industrials	5,296,927	22.9%
Energy	4,086,022	17.7%
Materials	3,141,700	13.6%
Financials	2,579,608	11.2%
Utilities	2,307,562	10.0%
Consumer Staples	2,014,520	8.7%
Telecommunication Services	1,526,457	6.6%
Information Technology	1,152,071	5.0%
Consumer Discretionary	985,424	4.3%
Total Common and Preferred Stocks	23,090,291	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Value Opportunities Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Value Opportunities Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 21, 2008